Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Net (Loss)/Profit Per Share	Net (loss)/profit per share is presented below:
	Year ended March 31
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(US$)
	(amounts in millions, except share and per share data)
Net loss attributable to APGL equity shareholders (A)	(2,269)	(4,206)	(2,104)	(27.5)
Shares outstanding for allocation of undistributed income:
Equity shares	47,650,750	48,195,962	64,161,490	64,161,490
Weighted average shares outstanding
Equity shares – Basic (B)	43,048,026	47,979,581	50,876,360	50,876,360
Equity shares – Diluted (C)	43,048,026	47,979,581	50,876,360	50,876,360
Net (loss)/profit per share — basic and diluted
Equity earnings/(loss) per share – Basic (D=A/B)	(52.71)	(87.66)	(41.36)	(0.55)
Equity earnings/(loss) per share – Diluted (E=A/C)	(52.71)	(87.66)	(41.36)	(0.55)